Cash and Cash Equivalents - Reconciliation of (loss)/Profit before Income Tax to Cash Generated from Operating Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
(Loss)/profit before income tax	¥ (13,910)	¥ (15,195)	¥ 4,055
Adjustments for:
Depreciation and amortization	24,241	24,590	24,620
Impairment losses on property, plant, equipment	994	3,279	18
Impairment losses on right-of-use assets	1,585	682
Impairment losses on other assets	18
Loss on disposal of a subsidiary		8
Credit Losses	(1)	164	13
Share of associates' results	(9)	776	178
Share of joint ventures' results	(271)	(309)	(365)
Gain on disposal of property, plant and equipment and construction in progress	(363)	(57)	(140)
Changes in fair value of financial assets/ liabilities	309	(53)	(265)
Remeasurement of the originally held equity interests in a joint venture	0	0	(13)
Interest income	(675)	(322)	(74)
Interest expense	6,202	6,716	5,845
Dividends income from other non-current financial assets	(4)	(23)	(23)
Exchange (gain)/losses, net	(1,524)	(3,170)	1,268
Changes in working capital
Decrease / (increase) in inventories	108	133	(179)
Decrease in contract liabilities and other non-current liabilities	(85)	(134)	(337)
(Decrease) / increase in sales in advance of carriage	(281)	(6,306)	1,709
(Decrease) / increase in deferred benefits and gains	(44)	(64)	73
(Increase) / decrease in operating receivables	(1,593)	1,408	1,165
Increase / (decrease) in operating payables	580	(1,396)	2,180
Cash generated from operating activities	¥ 15,277	¥ 10,727	¥ 39,728